Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE

21. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the years ended December 31, 2016 and 2015, respectively:

	For the years ended December 31,
	2016	2015
Net income	$17,278,404	$14,119,814
Dividends to Class A preferred shareholders	(333,327)	-
Net income attributable to the ordinary shareholders	16,945,077	14,119,814

Basic weighted-average common shares outstanding	18,012,452	20,519,156
Conversion of Class A Convertible Redeemable Preferred Shares	715,000	-
Release of Restricted Shares Placed in Escrow	2,666,667	-
Conversion of Unit Purchase Option	136,508	-
Conversion of Restricted Shares	208	-
Diluted weighted-average common shares outstanding	21,530,835	20,519,156

Earnings per share:
Basic	$0.94	$0.69
Diluted	$0.79	$0.69

Basic earnings per share to the ordinary shareholders are computed by dividing the net income attributable to the ordinary shareholders by the weighted average number of common shares outstanding during the year. On January 20, 2017, the Company has issued 519,156 common share dividends. The computation of basic and diluted EPS shall be retroactively adjusted for all periods presented. Diluted earnings per share includes the weighted average dilutive effect of Class A Convertible Redeemable Preferred Shares, Unit Purchase Option, Convertible Promissory Note and Non-vested Restricted Shares to employees for the year ended December 31, 2016. Warrants are anti-dilutive for the year ended December 31, 2016. 8 million restricted shares held in Escrow are excluded for both basic and diluted weighted average shares since the earn out target attainable test is supposed to be performed at the year ended December 31, 2016 and shares will not be issuable until the year end as of December 31, 2016, 2017 and 2018 if the Company passed the earn out target attainable test. The effect of potential release of escrowed 2,666,667 shares has been included in the calculation of diluted weighted-average common shares outstanding based on the Company’s estimate on the fact that the Company could meet the earned-out target for the year December 31, 2016.